Cost of sales (Tables)	12 Months Ended
Dec. 31, 2022
Cost of sales.
Summary of cost of sales

	Year Ended December 31,
	2022	2021	2020

	(€ in thousands)
Personnel expenses	(5,219)	(4,563)	(4,594)
Material costs	(9,269)	(7,744)	(6,559)
Depreciation	(1,934)	(1,983)	(2,158)
Other expenses	(2,279)	(1,735)	(1,502)
Allowance for slow-moving inventory	(945)	(851)	1
Total	(19,646)	(16,876)	(14,812)